Derivative financial instruments	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Derivative financial instruments
8.	Derivative financial instruments
Derivative financial instruments are contracted to protect the Company’s operations from exchange and interest rate fluctuations and are not used for speculation.
As of December 31, 2021 and 2020, the Company had the following operations:

•
Swap operations, with the main objective of changing the debts index, from floating rates to fixed interest rates or vice versa, exchange of Real to US Dollars and vice versa. The fair values of these instruments are measured by the future flow, determined by applying contractual interest rates to maturity, and discounted to present value at the date of the financial statements by the prevailing market rates.

•
Purchase of sell and by currency options, in order to protect cash flows for the parent company’s wage costs denominated in Reais, against the risk of currency fluctuations. The financial instrument used by the Company is a zero-cost
collar, which consists of the purchasing of a put option and the sale of a call option, contracted with the same counterparty and with a zero-net
premium. The fair value of this instrument is determined by the observable market pricing model (through market information providers) and widely used by market participants to measure similar instruments.

•	Non-deliverable forward (NDF), with the purpose of protecting the Company against the risks of exchange rate fluctuations. The fair value is determined by the observable market pricing model.

Purpose	Risk	Instrument	Notional	Settlement date	12.31.2021	12.31.2020
Cash flow hedge designated as hedge accounting					(1.1)	7.1
Payroll expenses settled in Brazilian Reais	Exchange rate	Zero-cost collar derivative financial instruments, with purchase of put options at the exercise price of R$ 5.20 and sale of call options at the weighted average exercise price of R$ 6.32.	—	2021	—	7.1
		Zero-cost collar derivative financial instruments, with purchase of put options at the exercise price of R$ 5.20 and sale of call options at the weighted average exercise price of R$ 6.52.	120.3	2022	(1.1)	—

Fair value hedge designated as hedge accounting					0.1	2.1

Project development	Interest rate	Interest swap to exchange fixed interest rate debt in Brazilian Reais for a floating rate CDI.	13.9	2023	0.1	0.8
Export Financing	Interest rate	Interest swap to exchange floating interest debt in US Dollars for a fixed interest rate.	—	2023	—	(0.1)
Export Financing	Exchange rate and interest rate	Interest rate and cross-currency swap	—	2021	—	1.4

Others derivatives not designated as hedge accounting					(4.8)	(9.5)

Acquisition of property, plant and equipment	Interest rate	Interest swap to exchange floating interest debt in US Dollars for a fixed interest rate.	1.8	2024	(0.1)	(0.1)
Export	Exchange rate	Non-Deliverable Forwards to exchanges Euro currency debt to US Dollars currency.	—	2021	—	0.3
Export	Interest rate	Interest swap to exchange floating interest debt in US Dollars for a fixed interest rate.	100.0	2027	(4.7)	(9.7)

					(5.8)	(0.3)

The hedge effectiveness ratio of the fair value and cash flow hedge on the initial date was 1:1 and 1:1, respectively, on December 31, 2021. Considering the changes in the discounted cash value of the instruments not yet settled since January 1 and the amount of the hedged item, the effectiveness ratio was 1:1 and 1:1 (1:1 and 1:1 on December 31, 2020).
On December 31, 2021 and 2020, the fair value of derivative financial instruments was recognized in the Company’s assets and liabilities as follows:

	12.31.2021	12.31.2020
Assets
Current portion	0.1	8.3
Non-current	—	1.3
Liabilities
Current portion	(2.9)	(1.2)
Non-current	(3.0)	(8.7)

Net derivative financial instruments	(5.8)	(0.3)